Note 15 - Stock Options and Contributed Surplus - Stock Options Transactions and Outstanding (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares		Dec. 31, 2018 $ / shares	Dec. 31, 2017 $ / shares
Statement Line Items [Line Items]
Balance, number of options	44,463,729		33,090,291	23,805,500
Balance, weighted average exercise price (in dollars per share)	$ 0.58		$ 0.68	$ 0.96
Expired/cancelled, number of options	(8,707,811)	[1]	(1,944,791)	(5,455,209)
Expired/cancelled, weighted average exercise price (in dollars per share)	$ 0.90	[1]	$ 0.74	$ 0.73
Exercised, number of options	(281,250)		(372,250)	(685,000)
Exercised, weighted average exercise price (in dollars per share)	$ 0.22		$ 0.26	$ 0.19
Granted, number of options	17,785,670		13,690,479	15,425,000
Granted, weighted average exercise price (in dollars per share)	$ 0.27		$ 0.34	$ 0.24
Balance, number of options	53,260,338		44,463,729	33,090,291
Balance, weighted average exercise price (in dollars per share)	$ 0.43		$ 0.58	$ 0.68

[1]	2,277,186 cancelled options related to staff employed at DenseLight